UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 95,673,787	$ 109,934,257
Amounts due from related parties	$ 31,419	$ 222,027
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	$ 3,099,362	$ 3,287,445
Total current assets	98,804,568	113,443,729
Property, equipment and software, net	1,439,102	1,835,121
Operating lease right-of-use assets	254,048	365,103
Other non-current assets	281,881	84,885
TOTAL ASSETS	100,779,599	115,728,838
Current liabilities:
Accounts payable	3,370,641	3,093,752
Amounts due to related parties	$ 17,333,926	$ 16,714,326
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	$ 2,658,532	$ 3,001,508
Income tax payable	38,382	52,884
Short-term borrowings	4,209,463	4,235,673
Current portion of long-term borrowings	11,765,449	4,161,549
Current portion of operating lease liabilities	141,281	195,955
Total current liabilities	39,517,674	31,455,647
Long-term borrowings	4,560,251	13,540,034
Operating lease liabilities	114,086	173,660
TOTAL LIABILITIES	44,192,011	45,169,341
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 55,145,839 shares issued and outstanding as of December 31, 2023; and 640,000,000 shares authorized, and 55,338,480 shares issued and outstanding as of June 30, 2024)	5,554	5,547
Treasury shares, at cost (1 share as of December 31, 2023 and June 30, 2024)	(4)	(4)
Additional paid-in capital	352,645,033	350,105,518
Accumulated other comprehensive loss	(1,299,803)	(1,800,088)
Accumulated deficit	(294,763,192)	(277,751,476)
Total shareholders' equity	56,587,588	70,559,497
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 100,779,599	$ 115,728,838